UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-09607

                       Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Name and address of agent for service)

registrant’s telephone number, including area code:   1-866-202-2263

Date of fiscal year end:   November 30

Date of reporting period:   May 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

FAIRHOLME

Ignore the crowd.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

Semi-Annual Report 2013

Managed by Fairholme Capital Management

1.866.202.2263 — fairholmefunds.com

THE FAIRHOLME FUND

May 31, 2013

THE FAIRHOLME FUND

FUND PERFORMANCE (Unaudited)

May 31, 2003 — May 31, 2013

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (the “Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for ten years to the latest semi-annual period ended May 31, 2013.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Any questions you may have, including the most recent month-end performance, can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2013

The Fairholme Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2013, the end of the Fund’s second fiscal quarter of 2013, and NAVs at other pertinent dates, were as follows:

05/31/2013 Shares Outstanding	05/31/2013 NAV (unaudited)	11/30/2012 NAV (audited)	05/31/2012 NAV (unaudited)
217,146,508	$37.83	$29.89	$26.70

At June 30, 2013, the unaudited NAV of the Fund was $36.18. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2013, and do not match calendar year figures for the period ended June 30, 2013, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2013	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999

Cumulative:
Fund	26.56%	41.69%	28.64%	196.87%	389.11%
S&P 500	16.43%	27.28%	30.24%	107.62%	43.51%

Annualized:
Fund		41.69%	5.17%	11.50%	12.55%
S&P 500		27.28%	5.43%	7.58%	2.73%

For the six months ended May 31, 2013, the Fund outperformed the S&P 500 Index (“S&P 500”) by 10.13 percentage points while over the last year the Fund outperformed the S&P 500 by 14.41 percentage points. From inception, the Fund outperformed the S&P 500 by 9.82 percentage points per annum or, on a cumulative basis, 345.60 percentage points over thirteen years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes continuing economic recovery contributed to overall performance. However, the fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less or attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

In the opinion of the Manager, performance over shorter periods is likely to be less meaningful than over longer periods. Investors are cautioned not to rely on short-term results. Further, shareholders should note that the S&P 500 is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index of U.S. publicly traded corporation common stock.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2013, cash and cash equivalents (consisting

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2013

of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 9.02% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without, in the Manager’s view, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2013.

The Fairholme Fund Top Ten Holdings by Issuer* (% of Net Assets)
American International Group, Inc.	48.2%
Bank of America Corp.	13.6%
Sears Holdings Corp.	8.4%
The St. Joe Co.	5.8%
Leucadia National Corp.	4.7%
Federal National Mortgage Association	3.9%
Federal Home Loan Mortgage Corp.	3.0%
Chesapeake Energy Corp.	0.8%
Sears Canada, Inc.	0.5%
MBIA, Inc.	0.4%

89.3%

The Fairholme Fund Top Sectors (% of Net Assets)
Multi-Line Insurance	48.2%
Diversified Banks	13.6%
Cash and Cash Equivalents**	9.1%
Retail Department Stores	8.9%
Mortgage Finance	6.9%
Real Estate Management & Development	5.8%
Diversified Holding Companies	4.7%
Oil & Natural Gas Exploration	0.8%
Surety Insurance	0.4%

98.4%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance, and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Statement of Additional Information.

The Fund’s Officers, the Board of Directors (the “Board” or the “Directors”), and Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Mr. Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 10,487,264 shares at May 31, 2013. While there is no requirement that the Manager own shares of the Fund, such holdings are believed to help align shareholder interests.

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2013

The Board, including the Independent Directors, continues to believe that it is in the best interest of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. Certain Directors and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2013, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and Directors affiliated with the Manager received no compensation for being Directors.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

THE FAIRHOLME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2012

through May 31, 2013 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund, at December 1, 2012, and held for the entire six month period ending May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2012 Through May 31, 2013*
Fund
Actual	$1,000.00	$1,265.60	1.01%	$5.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	1.01%	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2013 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 77.5%

	DIVERSIFIED BANKS — 13.6%
81,607,015	Bank of America Corp.	$1,114,751,825

	DIVERSIFIED HOLDING COMPANIES — 4.7%
12,229,050	Leucadia National Corp.	383,747,589

	MORTGAGE FINANCE — 0.4%
7,218,200	Federal Home Loan Mortgage Corp. (a)	14,652,946
7,042,000	Federal National Mortgage Association (a)	14,788,200

		29,441,146

	MULTI-LINE INSURANCE — 43.4%
80,280,825	American International Group, Inc. (a)(b)	3,569,285,479

	OIL & NATURAL GAS EXPLORATION — 0.8%
3,194,200	Chesapeake Energy Corp.	69,761,328

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.8%
23,136,502	The St. Joe Co. (a)(b)(c)	472,447,371

	RETAIL DEPARTMENT STORES — 8.4%
14,212,673	Sears Holdings Corp. (a)(b)	694,004,823

	SURETY INSURANCE — 0.4%
2,250,100	MBIA, Inc. (a)	32,063,925

TOTAL DOMESTIC EQUITY SECURITIES (COST $5,517,383,643)		6,365,503,486

	FOREIGN EQUITY SECURITIES — 0.5%

	CANADA — 0.5%

	RETAIL DEPARTMENT STORES — 0.5%
4,756,228	Sears Canada, Inc.	41,518,074

TOTAL FOREIGN EQUITY SECURITIES (COST $50,871,188)		41,518,074

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 6.5%

	MORTGAGE FINANCE — 6.5%
	Federal Home Loan Mortgage Corp.
29,824,000	7.875%,Series Z (a)	$183,417,600
4,966,575	5.570%,Series V (a)	24,932,207
1,870,000	6.550%,Series Y (a)	9,630,500
437,340	5.660%,Series W (a)	2,208,567
334,600	5.100%,Series H (a)	3,513,300
250,000	5.900%,Series U (a)	1,312,500
200,000	5.000%,Series F (a)	2,100,000
	Federal National Mortgage Association
40,840,719	7.750%,Series S (a)	249,128,386
3,463,097	4.500%,Series P (a)	16,830,651
2,700,000	7.000%,Series O (a)	26,190,000
1,500,000	7.625%,Series R (a)	8,685,000
1,250,000	6.750%,Series Q (a)	6,750,000

		534,698,711

	SPECIALTY RETAIL-HOME IMPROVEMENT — 0.0%
420,052	Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A (a)	437,275

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $438,828,844)		535,135,986

	WARRANTS — 4.8%

	MULTI-LINE INSURANCE — 4.8%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)(d)	397,228,032

TOTAL WARRANTS (COST $351,676,339)		397,228,032

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013 (unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 7.6%
$ 70,000,000	U.S. Treasury Bills 0.100%, 09/19/2013 (e)	$69,990,060
50,000,000	U.S. Treasury Bills 0.170%, 10/17/2013 (e)	49,988,650
200,000,000	U.S. Treasury Bills 0.163%, 11/14/2013 (e)	199,936,200
100,000,000	U.S. Treasury Bills 0.150%, 12/12/2013 (e)	99,962,700
100,000,000	U.S. Treasury Bills 0.131%, 01/09/2014 (e)	99,955,700
100,000,000	U.S. Treasury Bills 0.141%, 02/06/2014 (e)	99,938,000

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $619,537,061)		619,771,310

Shares

	MONEY MARKET FUNDS — 1.5%
122,930,217	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.120% (f)	122,930,217

TOTAL MONEY MARKET FUNDS (COST $122,930,217)		122,930,217

Shares	Value

MISCELLANEOUS INVESTMENTS — 0.3%(g)
(COST $30,676,171)	$25,899,204

TOTAL INVESTMENTS — 98.7% (COST $7,131,903,463)	8,107,986,309
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%	106,856,106

NET ASSETS — 100.0%	$8,214,842,415

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 7.
(c)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $472,447,371, which represents 5.75% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	05/31/2013 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$20.4200

(d)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of May 31, 2013.
(g)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2013 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $2,842,030,943)	$2,975,020,604
Affiliated Issuers (Cost — $4,289,872,520)	5,132,965,705

Total Investments, at Fair Value (Cost — $7,131,903,463)	8,107,986,309
Receivable for Investments Sold	119,164,832
Receivable for Capital Shares Sold	6,801,588
Dividends and Interest Receivable	3,411

Total Assets	8,233,956,140

Liabilities
Payable for Capital Shares Redeemed	6,862,059
Payable for Investments Purchased	5,252,319
Accrued Management Fees	6,999,347

Total Liabilities	19,113,725

NET ASSETS	$8,214,842,415

Net Assets Consist of:
Paid-In-Capital	$6,678,817,312
Accumulated Net Investment Income	8,121,880
Net Accumulated Realized Gain on Investments and Foreign Currency Related Transactions	551,820,377
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	976,082,846

NET ASSETS	$8,214,842,415

Shares of Common Stock Outstanding* ($0.0001 par value)	217,146,508

Net Asset Value, Offering and Redemption Price Per Share ($8,214,842,415 / 217,146,508 shares)	$37.83

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2013
Investment Income
Interest — Unaffiliated Issuers	$ 33,533,564
Interest — Affiliated Issuers	1,253,596
Dividends — Unaffiliated Issuers (net of $939,783 in foreign taxes withheld)	11,840,366
Total Investment Income	46,627,526
Expenses
Management Fees	38,023,947
Interest Expense	481,699
Total Expenses	38,505,646
Net Investment Income	8,121,880
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments
Unaffiliated Issuers	737,824,754
Affiliated Issuers	747,159
Net Realized Loss on Foreign Currency Related Transactions	(39,145)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	1,047,833,834
Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	1,786,366,602
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,794,488,482

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (unaudited)	For the Fiscal Year Ended November 30, 2012

CHANGES IN NET ASSETS
From Operations
Net Investment Income	$ 8,121,880	$ 39,404,105
Net Realized Gain on Investments and Foreign Currency Related Transactions	738,532,768	191,961,698
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	1,047,833,834	1,362,297,154
Net Increase in Net Assets from Operations	1,794,488,482	1,593,662,957
From Dividends and Distributions to Shareholders
Net Investment Income	—	(213,247,996)
Return of Capital	—	(63,552,375)
Net Decrease in Net Assets from Dividends and Distributions	—	(276,800,371)
From Capital Share Transactions
Proceeds from Sale of Shares	478,190,240	723,122,041
Shares Issued in Reinvestment of Dividends and Distributions	—	250,020,401
Redemption Fees	239,592	555,316
Cost of Shares Redeemed	(1,050,153,828)	(3,313,776,781)
Net Decrease in Net Assets from Shareholder Activity	(571,723,996)	(2,340,079,023)
NET ASSETS
Net Increase (Decrease) in Net Assets	1,222,764,486	(1,023,216,437)
Net Assets at Beginning of Period	6,992,077,929	8,015,294,366
Net Assets at End of Period	$ 8,214,842,415	$ 6,992,077,929
Accumulated Net Investment Income at End of Period	$ 8,121,880	$ —
SHARES TRANSACTIONS
Issued	14,425,711	25,564,197
Reinvested	—	10,652,155
Redeemed	(31,232,800)	(121,560,995)
Net Decrease in Shares	(16,807,089)	(85,344,643)
Shares Outstanding at Beginning of Period	233,953,597	319,298,240
Shares Outstanding at End of Period	217,146,508	233,953,597

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2013		For the Fiscal Year Ended November 30,
	(unaudited)		2012	2011		2010	2009	2008

PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$29.89		$25.10	$34.19		$28.90	$20.95	$32.30

Investment Operations
Net Investment Income (Loss)(1)	0.04		0.15	(0.07)		0.33	0.28	0.13
Net Realized and Unrealized Gain (Loss) on Investments	7.90		5.55	(6.95)		5.22	8.20	(10.79	)(2)

Total from Investment Operations	7.94		5.70	(7.02)		5.55	8.48	(10.66)

Dividends and Distributions
From Net Investment Income	—		(0.70)	(0.39)		(0.27)	(0.11)	(0.22)
From Realized Capital Gains	—		—	(1.69)		—	(0.43)	(0.48)
From Return of Capital	—		(0.21)	—		—	—	—

Total Dividends and Distributions	—		(0.91)	(2.08)		(0.27)	(0.54)	(0.70)

Redemption Fees(1)	0.00	(3)	0.00 (3)	0.01		0.01	0.01	0.01	(2)

NET ASSET VALUE, END OF PERIOD	$37.83		$29.89	$25.10		$34.19	$28.90	$20.95

TOTAL RETURN	26.56	%(4)	23.69%	(22.10)%		19.37%	41.48%	(33.69)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$8,214,842		$6,992,078	$8,015,294		$16,847,081	$10,558,010	$6,696,139
Ratio of Expenses to Average Net Assets	1.01	%(5)(6)	1.00%	1.01	%(7)	1.00%	1.00%	1.01	%(8)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21	%(6)	0.52%	(0.22)%		1.02%	1.14%	0.44%
Portfolio Turnover Rate	13.53	%(4)	1.57%	43.95%		88.74%	71.09%	81.35%

(1)	Based on average shares outstanding.
(2)

Redemption fees per share, which were initially reported as a component of net realized and unrealized gain (loss) on investments per share, were reclassified to conform to the current presentation and are separately reported.

(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	0.01% is attributable to interest expense incured outside of the 1.00% management fee.
(6)	Annualized.
(7)	0.01% is attributable to legal expenses incured outside of the 1.00% management fee.
(8)	0.01% is attributable to shareholder meeting expenses incured outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2013 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith. As of May 31, 2013, fixed income securities are valued by the Manager utilizing the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2013, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

Short Sales: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2013 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 05/31/2013
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$6,365,503,486	—	$6,365,503,486
Foreign Equity Securities*	41,518,074	—	41,518,074
Domestic Preferred Equity Securities*	535,135,986	—	535,135,986
Warrants
Multi-Line Insurance	397,228,032	—	397,228,032
U.S. Government Obligations	—	$619,771,310	619,771,310
Money Market Funds	122,930,217	—	122,930,217
Miscellaneous Investments	25,899,204	—	25,899,204
TOTAL INVESTMENTS	$7,488,214,999	$619,771,310	$8,107,986,309

*	Industry classifications for these categories are detailed in the Schedule of Investments.

During the six months ended May 31, 2013, equity investments of The St. Joe Co. were transferred from Level 2 to Level 1 as the application of a discount to the official closing price on the day of valuation no longer applied. The beginning of period value of the securities that transferred from Level 2 to Level 1 during this period amounted to $479,818,660. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no level 3 investments at May 31, 2013 or fiscal year ended November 30, 2012.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Warrants: The Fund’s investments in warrants as of May 31, 2013, are presented within the Schedule of Investments.

The Fund’s warrant positions during the six months ended May 31, 2013 had an average monthly market value of approximately $485,523,088.

As of May 31, 2013, the value of warrants with equity risk exposure of $397,228,032 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2013, the effect of the net change in unrealized depreciation of warrants with equity risk exposure held of $466,587,012 is included with the Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2013 and the fiscal year ended November 30, 2012 amounted to $239,592 and $555,316, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions, other brokerage fees, and interest expense during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

The Manager earned $38,023,947 from the Fund for its services during the six months ended May 31, 2013.

Certain Directors and Officers of the Fund are also Members and Officers of the Manager.

Note 4. Investments

For the six months ended May 31, 2013, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales
$889,138,385	$1,524,802,239

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at May 31, 2013 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$7,136,890,038	$1,517,762,947	$(546,666,676)	$971,096,271

The difference between book basis and tax basis net unrealized appreciation, if any, is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2013.

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2013	For the Fiscal Year Ended November 30, 2012

Dividends and Distributions paid from:
Ordinary Income	—	$213,247,996
Return of Capital	—	63,552,375
	—	$276,800,371

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of May 31, 2013 amounted to $5,132,965,705 representing 62.48% of the Fund’s net assets.

Transactions in the Fund during the six months ended May 31, 2013 in which the issuer was an affiliate are as follows:

	November 30, 2012	Gross Additions	Gross Deductions	May 31, 2013
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
American International Group, Inc.(a)	80,280,825	—	—	80,280,825	$3,569,285,479	$—	$—
MBIA, Inc.(b)	20,501,100	—	20,501,100	—	—	19,890,814	—
Orchard Supply Hardware Stores Corp., Class A	592,993	—	592,993	—	—	(19,143,655)	—

Sears Holdings Corp.	14,212,673	—	—	14,212,673	694,004,823	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	472,447,371	—	—
Orchard Supply Hardware Stores Corp., Preferred, Zero Coupon, Series A(b)	420,052	—	—	—	—	—	—
American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021(a)	21,588,480	—	—	21,588,480	397,228,032	—	—

MBIA, Inc. 7.000%, 12/15/2025(c)	$17,932,000	$—	$17,932,000	$—	—	—	541,145
MBIA, Inc. 7.150%, 07/15/2027(c)	$13,859,000	$—	$13,859,000	$—	—	—	427,755
MBIA, Inc. 5.700%, 12/01/2034(c)	$11,580,000	$—	$11,580,000	$—	—	—	284,696

Total					$5,132,965,705	$747,159	$1,253,596

(a)	Company was not an “affiliated company” as of November 30, 2012.
(b)

Company is not an “affiliated company” as of May 31, 2013, but remains an investment in the Fund’s portfolio. Realized gain or loss is shown for transactions that occurred through the date the Fund no longer owned 5% or more of the outstanding voting securities of the issuer.

(c)

Company is not an “affiliated company” as of May 31, 2013. Affiliated investment income is shown for transactions that occurred through the date the Fund no longer owned 5% or more of the outstanding voting securities of the issuer.

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Additional Information

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2012, are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Officers of Fairholme Funds, Inc.

Bruce R. Berkowitz

President

Fred Fraenkel

Vice President

Wayne Kellner

Treasurer

Paul R. Thomson

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

SEMI-ANNUAL REPORT 2013

MANAGED BY FAIRHOLME CAPITAL MANAGEMENT

1.866.202.2263 — fairholmefunds.com

THE FAIRHOLME FOCUSED INCOME FUND

May 31, 2013

2

THE FAIRHOLME FOCUSED INCOME FUND

FUND PERFORMANCE (Unaudited)

Inception through May 31, 2013

THE FAIRHOLME FOCUSED INCOME FUND VS.

The BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Focused Income Fund (the “Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $25,000 investment from inception to the latest semi-annual period ended May 31, 2013.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Any questions you may have, including the most recent month-end performance, can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

3

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2013

The Fairholme Focused Income Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2013, the end of the Fund’s second fiscal quarter of 2013, and NAVs at other pertinent dates, were as follows:

05/31/2013 Shares Outstanding	05/31/2013 NAV (unaudited)	11/30/2012 NAV (audited)	05/31/2012 NAV (unaudited)
21,663,597	$11.89	$10.02	$9.98

At June 30, 2013, the unaudited NAV of the Fund was $11.44. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2013, and do not match calendar year figures for the period ended June 30, 2013, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2013	Six Months	One Year	Since Inception 12/31/2009

Cumulative:
Fund	23.19%	29.75%	47.47%
Barclays Bond Index	(1.05)%	0.91%	18.65%

Annualized:
Fund		29.75%	12.04%
Barclays Bond Index		0.91%	5.13%

For the six months ended May 31, 2013, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 24.24 percentage points while over the last year the Fund outperformed the Barclays Bond Index by 28.84 percentage points. From inception, the Fund outperformed the Barclays Bond Index by 6.91 percentage points per annum or on a cumulative basis 28.82 percentage points over three years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes continuing economic recovery contributed to overall performance. However, the fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less or attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

In the opinion of the Manager, performance over shorter periods is likely to be less meaningful than over longer periods. Investors are cautioned not to rely on short-term results. Further, shareholders should note that the Barclays Bond Index is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2013, cash and cash equivalents (consisting

4

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2013

of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 46.07% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without, in the Manager’s view, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2013.

The Fairholme Focused Income Fund Top Holdings by Issuer* (% of Net Assets)

Sears Holdings Corp.	19.4%
MBIA, Inc.	13.6%
JC Penney Corp., Inc.	4.3%

37.3%

The Fairholme Focused Income Fund Top Sectors (% of Net Assets)

Cash and Cash Equivalents**	51.1%
Retail Department Stores	23.7%
Surety Insurance	13.6%

88.4%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance, and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Statement of Additional Information.

The Fund’s Officers, the Board of Directors (the “Board” or the “Directors”), and Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Mr. Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 1,320,699 shares at May 31, 2013. While there is no requirement that the Manager own shares of the Fund, such holdings are believed to help align shareholder interests.

The Board, including the Independent Directors, continues to believe that it is in the best interest of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. Certain Directors and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2013, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and Directors affiliated with the Manager received no compensation for being Directors.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

5

THE FAIRHOLME FOCUSED INCOME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2012

through May 31, 2013 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at December 1, 2012, and held for the entire six month period ending May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2012 Through May 31, 2013*
Fund
Actual	$1,000.00	$1,231.90	1.00%	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

6

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2013 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS — 37.3%

	RETAIL DEPARTMENT STORES — 23.7%
	JC Penney Corp., Inc.
$3,000,000	6.875%, 10/15/2015	$3,058,500
6,000,000	7.650%, 08/15/2016	6,070,200
2,000,000	7.950%, 04/01/2017	1,980,000
51,000,000	Sears Holdings Corp. 6.625%, 10/15/2018	49,918,800

		61,027,500

	SURETY INSURANCE — 13.6%
20,600,000	MBIA Insurance Corp., Subordinate Debenture 11.537%, 01/15/2033 (a)	19,098,260
	MBIA, Inc.
8,486,000	6.400%, 08/15/2022	8,504,669
7,105,000	7.000%, 12/15/2025	7,365,754

		34,968,683

TOTAL DOMESTIC CORPORATE BONDS (COST $84,873,781)		95,996,183

	U.S. GOVERNMENT OBLIGATIONS — 46.6%
5,000,000	U.S. Treasury Bills 0.170%, 10/17/2013 (b)	4,998,865
30,000,000	U.S. Treasury Bills 0.163%, 11/14/2013 (b)	29,990,430
10,000,000	U.S. Treasury Bills 0.131%, 01/09/2014 (b)	9,995,570
10,000,000	U.S. Treasury Bills 0.133%, 04/03/2014 (b)	9,990,720
20,000,000	U.S. Treasury Bills 0.122%, 05/01/2014 (b)	19,976,980

Principal		Value

$25,000,000	U.S. Treasury Bills 0.126%, 05/29/2014 (b)	$24,966,925
20,000,000	U.S. Treasury Bills 0.128%, 05/29/2014 (b)	19,973,540

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $119,874,929)		119,893,030

Shares

	MONEY MARKET FUNDS — 4.5%
11,673,911	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.120% (c)	11,673,911

TOTAL MONEY MARKET FUNDS (COST $11,673,911)	11,673,911

MISCELLANEOUS INVESTMENTS — 2.9%(d)
(COST $7,636,678)	7,518,750

TOTAL INVESTMENTS — 91.3% (COST $224,059,299)	235,081,874
OTHER ASSETS IN EXCESS OF LIABILITIES — 8.7%	22,432,269

NET ASSETS — 100.0%	$257,514,143

(a) Variable	rate security. The rate shown is as of May 31, 2013.
(b) Rates	shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(c) Annualized	based on the 1-day yield as of May 31, 2013.
(d) Represents	previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

7

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2013 (unaudited)

Assets
Investments, at Fair Value (Cost — $224,059,299)	$235,081,874
Receivable for Investments Sold	49,441,710
Dividends and Interest Receivable	992,182
Receivable for Capital Shares Sold	51,167

Total Assets	285,566,933

Liabilities
Payable for Investments Purchased	26,887,561
Payable for Capital Shares Redeemed	947,404
Accrued Management Fees	217,825

Total Liabilities	28,052,790

NET ASSETS	$257,514,143

Net Assets Consist of:
Paid-In-Capital	$236,636,672
Accumulated Undistributed Net Investment Income	4,413,994
Net Accumulated Realized Gain on Investments	7,785,322
Net Unrealized Appreciation on Investments	8,678,155

NET ASSETS	$257,514,143

Shares of Common Stock Outstanding* ($0.0001 par value)	21,663,597

Net Asset Value, Offering and Redemption Price Per Share ($257,514,143 / 21,663,597 shares)	$11.89

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2013
Investment Income

Interest	$10,106,056

Total Investment Income	10,106,056

Expenses

Management Fees	1,240,436

Total Expenses	1,240,436

Net Investment Income	8,865,620

Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	16,983,657
Net Change in Unrealized Appreciation on Investments	25,668,648

Net Realized and Unrealized Gain on Investments	42,652,305

NET INCREASE IN NET ASSETS FROM OPERATIONS	$51,517,925

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (unaudited)	For the Fiscal Year Ended November 30, 2012

CHANGES IN NET ASSETS
From Operations
Net Investment Income	$ 8,865,620	$ 26,961,062
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	16,983,657	(8,916,060)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	25,668,648	19,334,005
Net Increase in Net Assets from Operations	51,517,925	37,379,007
From Dividends and Distributions to Shareholders
Net Investment Income	(9,117,629)	(26,792,196)
Net Decrease in Net Assets from Dividends and Distributions	(9,117,629)	(26,792,196)
From Capital Share Transactions
Proceeds from Sale of Shares	22,934,781	55,945,236
Shares Issued in Reinvestment of Dividends and Distributions	7,890,284	23,226,833
Cost of Shares Redeemed	(73,141,143)	(131,553,019)
Net Decrease in Net Assets from Shareholder Activity	(42,316,078)	(52,380,950)
NET ASSETS
Net Increase (Decrease) in Net Assets	84,218	(41,794,139)
Net Assets at Beginning of Period	257,429,925	299,224,064
Net Assets at End of Period	$257,514,143	$ 257,429,925
Accumulated Undistributed Net Investment Income at End of Period	$ 4,413,994	$ 4,666,003
SHARES TRANSACTIONS
Issued	2,264,072	5,506,711
Reinvested	818,092	2,300,007
Redeemed	(7,112,001)	(12,916,946)
Net Decrease in Shares	(4,029,837)	(5,110,228)
Shares Outstanding at Beginning of Period	25,693,434	30,803,662
Shares Outstanding at End of Period	21,663,597	25,693,434

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2013 (unaudited)		For the Fiscal Year Ended November 30, 2012	For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$10.02		$9.71	$10.70	$10.00

Investment Operations
Net Investment Income(2)	0.36		0.97	0.64	0.45
Net Realized and Unrealized Gain (Loss) on Investments	1.87		0.31	(0.95)	0.45
Total from Investment Operations	2.23		1.28	(0.31)	0.90
Dividends and Distributions
From Net Investment Income		(0.36)	(0.97)	(0.64)		(0.20)
From Realized Capital Gains	—		—	(0.04)	—
Total Dividends and Distributions		(0.36)	(0.97)	(0.68)		(0.20)
NET ASSET VALUE, END OF PERIOD	$11.89		$10.02	$9.71	$10.70

TOTAL RETURN	23.19	%(3)	13.45%	(3.24)%	9.05	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$257,514		$257,430	$299,224	$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(4)	1.00%	1.00%	1.00	%(4)
After Expenses Waived	1.00	%(4)	0.91%	0.67%	0.50	%(4)
Ratio of Net Investment Income to Average
Net Assets	7.15	%(4)	9.53%	5.96%	4.69	%(4)
Portfolio Turnover Rate	17.81	%(3)	8.27%	91.67%	77.03	%(3)

(1)	The Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2013 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in real estate investment trusts (“REITs”). Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objectives.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith. As of May 31, 2013, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level

12

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

2 of the fair value hierarchy at May 31, 2013, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

13

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2013 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 5/31/2013
ASSETS:
INVESTMENTS (Fair Value):
Domestic Corporate Bonds	$ —	$ 95,996,183	$ 95,996,183
U.S. Government Obligations	—	119,893,030	119,893,030
Money Market Funds	11,673,911	—	11,673,911
Miscellaneous Investments	—	7,518,750	7,518,750
TOTAL INVESTMENTS	$11,673,911	$223,407,963	$235,081,874

The Fund had no transfers between Level 1 and Level 2 during the six months ended May 31, 2013.

There were no Level 3 investments at May 31, 2013 or November 30, 2012.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Warrants: At May 31, 2013, the Fund held no investments in warrants. The Fund’s warrant positions during the six months ended May 31, 2013 had an average monthly market value of approximately $2,677,883.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of

14

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period March 30, 2011 to March 29, 2012. For the period December 31, 2009 to March 30, 2011, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding those expenses noted above) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.50% of the Fund’s daily average net assets. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee

15

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the six months ended May 31, 2013, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2010, expiring November 30, 2013:	$1,033,925
For the period ended November 30, 2011, expiring November 30, 2014:	1,399,457
For the period ended November 30, 2012, expiring November 30, 2015:	249,582

$2,682,964

The Manager earned $1,240,436 from the Fund for its services during the six months ended May 31, 2013.

Certain Directors and Officers of the Fund are also Members and Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2013, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales

$25,321,251	$120,237,136

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at May 31, 2013 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$224,059,299	$8,798,978	$(120,823)	$8,678,155

There were no differences between book basis and tax basis.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2013.

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

16

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2013	For the Fiscal Year Ended November 30, 2012

Dividends and Distributions paid from:
Ordinary Income	$9,117,629	$26,792,196

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enter into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

17

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

May 31, 2013 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2012, are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

18

OFFICERS OF FAIRHOLME FUNDS, INC.

Bruce R. Berkowitz

PRESIDENT

Fred Fraenkel

VICE PRESIDENT

Wayne Kellner

TREASURER

Paul R. Thomson

CHIEF COMPLIANCE OFFICER & SECRETARY

BOARD OF DIRECTORS OF FAIRHOLME FUNDS, INC.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road

King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report 2013

Managed by Fairholme Capital Management

1.866.202.2263 • fairholmefunds.com

THE FAIRHOLME ALLOCATION FUND

May 31, 2013

2

THE FAIRHOLME ALLOCATION FUND

FUND PERFORMANCE (Unaudited)

Inception through May 31, 2013

THE FAIRHOLME ALLOCATION FUND VS. The BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Allocation Fund (the “Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $25,000 investment from inception to the latest semi-annual period ended May 31, 2013.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of the Fund shares. Any questions you may have, including the most recent month-end performance, can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

3

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2013

The Fairholme Allocation Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2013, the end of the Fund’s second fiscal quarter of 2013, and NAVs at other pertinent dates, were as follows:

05/31/2013 Shares Outstanding	05/31/2013 NAV (unaudited)	11/30/2012 NAV (audited)	05/31/2012 NAV (unaudited)
26,081,748	$11.93	$9.33	$8.74

At June 30, 2013, the unaudited NAV of the Fund was $11.09. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2013, and do not match calendar year figures for the period ended June 30, 2013, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2013	Six Months	One Year	Since Inception 12/31/2010

Cumulative:
Fund	28.70%	37.39%	20.08%
S&P 500	16.43%	27.28%	36.66%
Barclays Bond Index	(1.05)%	0.91%	11.36%

Annualized:
Fund		37.39%	7.87%
S&P 500		27.28%	13.80%
Barclays Bond Index		0.91%	4.55%

For the six months ended May 31, 2013, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) and the S&P 500 Index (“S&P 500”) by 29.75 and 12.27 percentage points, respectively, while over the last year the Fund outperformed the Barclays Bond Index and S&P 500 by 36.48 and 10.11 percentage points, respectively. From inception, the S&P 500 outperformed the Fund by 5.93 percentage points while the Fund outperformed the Barclays Bond Index by 3.32 percentage points per annum, or on a cumulative basis the S&P 500 outperformed the Fund by 16.58 percentage points while the Fund outperformed the Barclays Bond Index by 8.72 percentage points over two years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes continuing economic recovery contributed to overall performance. However, the fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less or attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

In the opinion of the Manager, performance over shorter periods is likely to be less meaningful than over longer periods. Investors are cautioned not to rely on short-term results. Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare Fund performance to that of an unmanaged and diversified index.

4

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2013

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2013, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 14.78% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without, in the Manager’s view, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2013.

The Fairholme Allocation Fund Top Ten Holdings by Issuer* (% of Net Assets)

American International Group, Inc.	14.0%
Sears Holdings Corp.	13.8%
Bank of America Corp.	10.6%
Federal Home Loan Mortgage Corp.	6.2%
Federal National Mortgage Association	6.1%
Wells Fargo & Co.	5.9%
Chesapeake Energy Corp.	5.5%
Leucadia National Corp.	5.4%
Imperial Metals Corp.	5.2%
JPMorgan Chase & Co.	3.7%

76.4%

The Fairholme Allocation Fund Top Sectors (% of Net Assets)

Diversified Banks	20.2%
Multi-Line Insurance	17.7%
Cash and Cash Equivalents**	14.8%
Retail Department Stores	13.8%
Mortgage Finance	12.3%
Oil & Natural Gas Exploration	5.5%
Diversified Holding Companies	5.4%
Mining & Metals	5.2%
Real Estate Management & Development	0.4%

95.3%

*	Excludes cash, U.S. Treasury Bills, and money market funds.
**	Includes cash, U.S. Treasury Bills, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance, and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Statement of Additional Information.

The Fund’s Officers, the Board of Directors (the “Board” or the “Directors”), and Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Mr. Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 9,262,051 shares at May 31, 2013. While there is no requirement that the Manager own shares of the Fund, such holdings are believed to help align shareholder interests.

5

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2013

The Board, including the Independent Directors, continues to believe that it is in the best interest of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. Certain Directors and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2013, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and Directors affiliated with the Manager received no compensation for being Directors.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

6

THE FAIRHOLME ALLOCATION FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2012

through May 31, 2013 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at December 1, 2012, and held for the entire six month period ending May 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2012 Through May 31, 2013*
Fund
Actual	$1,000.00	$1,287.00	1.02%	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.02%	$5.14

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

7

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2013 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 36.8%
	DIVERSIFIED HOLDING COMPANIES — 5.4%
531,700	Leucadia National Corp.	$16,684,746

	MORTGAGE FINANCE — 0.7%
500,000	Federal Home Loan Mortgage Corp. (a)	1,015,000
500,000	Federal National Mortgage Association (a)	1,050,000

		2,065,000

	MULTI-LINE INSURANCE — 11.0%
772,900	American International Group, Inc. (a)	34,363,134

	OIL & NATURAL GAS EXPLORATION — 5.5%
788,000	Chesapeake Energy Corp.	17,209,920

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
39,032	Homefed Corp. (a)	1,268,540

	RETAIL DEPARTMENT STORES — 13.8%
880,900	Sears Holdings Corp. (a)	43,014,347

TOTAL DOMESTIC EQUITY SECURITIES (COST $93,816,227)		114,605,687

	FOREIGN EQUITY SECURITIES — 5.2%
	CANADA — 5.2%
	METALS & MINING — 5.2%
1,536,500	Imperial Metals Corp. (a)	16,302,387

TOTAL FOREIGN EQUITY SECURITIES (COST $20,218,760)		16,302,387

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 11.6%
	MORTGAGE FINANCE — 11.6%
2,933,100	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)	$18,038,565
2,951,200	Federal National Mortgage Association 7.750%, Series S (a)	18,002,320

		36,040,885

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $26,564,484)		36,040,885

	WARRANTS — 26.9%
	DIVERSIFIED BANKS — 20.2%
5,570,428	Bank of America Corp., Vested, Strike Price $13.30, Expire 01/16/2019 (a)(b)	33,032,638
718,000	JPMorgan Chase & Co., Vested, Strike Price $42.42, Expire 10/28/2018 (a)(b)	11,488,000
1,318,265	Wells Fargo & Co., Vested, Strike Price $34.01, Expire 10/28/2018 (a)(b)	18,402,980

		62,923,618

	MULTI-LINE INSURANCE — 6.7%
507,515	American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021 (a)(b)	9,338,276
524,400	Hartford Financial Services Group, Inc., Vested, Strike Price $9.579, Expire 06/26/2019 (a)(b)	11,316,552

		20,654,828

TOTAL WARRANTS (COST $46,907,337)		83,578,446

The accompanying notes are an integral part of financial statements.

8

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013 (unaudited)

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 12.8%
$10,000,000	U.S. Treasury Bills 0.163%, 11/14/2013 (c)	$9,996,810
10,000,000	U.S. Treasury Bills 0.149%, 03/06/2014 (c)	9,992,340
10,000,000	U.S. Treasury Bills 0.102%, 04/03/2014 (c)	9,990,720
10,000,000	U.S. Treasury Bills 0.122%, 05/01/2014 (c)	9,988,490

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $39,960,989)		39,968,360

Shares
	MONEY MARKET FUNDS — 2.0%
6,095,728	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.120% (d)	6,095,728

TOTAL MONEY MARKET FUNDS (COST $6,095,728)		6,095,728

Value
MISCELLANEOUS INVESTMENTS — 4.8%(e)
(COST $12,443,124)	$15,070,059

TOTAL INVESTMENTS — 100.1% (COST $246,006,649)	311,661,552
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(440,405)

NET ASSETS — 100.0%	$311,221,147

(a)	Non-income producing security.
(b)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(c)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)	Annualized based on the 1-day yield as of May 31, 2013.
(e)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of financial statements.

9

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2013 (unaudited)

Assets
Investments, at Fair Value (Cost — $246,006,649)	$311,661,552
Receivable for Capital Shares Sold	40,000
Dividends and Interest Receivable	1,737

Total Assets	311,703,289

Liabilities
Payable for Capital Shares Redeemed	219,791
Accrued Management Fees	262,351

Total Liabilities	482,142

NET ASSETS	$311,221,147

Net Assets Consist of:
Paid-In-Capital	$249,458,836
Accumulated Net Investment Loss	(1,120,781)
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(2,771,811)
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	65,654,903

NET ASSETS	$311,221,147

Shares of Common Stock Outstanding* ($0.0001 par value)	26,081,748

Net Asset Value, Offering and Redemption Price Per Share ($311,221,147 / 26,081,748 shares)	$11.93

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2013
Investment Income
Interest	$39,712
Dividends (net of $32,495 in foreign taxes withheld)	423,199

Total Investment Income	462,911

Expenses
Management Fees	1,432,384
Interest Expense	27,678

Total Expenses	1,460,062

Net Investment Loss	(997,151)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments	12,801,376
Net Realized Loss on Foreign Currency Related Transactions	(1,300)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	60,481,893

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	73,281,969

NET INCREASE IN NET ASSETS FROM OPERATIONS	$72,284,818

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2013 (unaudited)	For the Fiscal Year Ended November 30, 2012
CHANGES IN NET ASSETS
From Operations
Net Investment Income (Loss)	$(997,151)	$2,018,539
Net Realized Gain on Investments and Foreign Currency Related Transactions	12,800,076	13,442
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations	60,481,893	28,126,159

Net Increase in Net Assets from Operations	72,284,818	30,158,140

From Dividends and Distributions to Shareholders
Net Investment Income	(1,630,876)	—

Net Decrease in Net Assets from Dividends and Distributions	(1,630,876)	—

From Capital Share Transactions
Proceeds from Sale of Shares	21,897,067	112,096,144
Shares Issued in Reinvestment of Dividends and Distributions	1,585,115	—
Redemption Fees	4,943	18,631
Cost of Shares Redeemed	(38,350,012)	(98,964,733)

Net Increase (Decrease) in Net Assets from Shareholder Activity	(14,862,887)	13,150,042

NET ASSETS
Net Increase in Net Assets	55,791,055	43,308,182
Net Assets at Beginning of Period	255,430,092	212,121,910

Net Assets at End of Period	$311,221,147	$255,430,092

Accumulated Net Investment Income (Loss) at End of Period	$(1,120,781)	$1,507,246

SHARES TRANSACTIONS
Issued	2,109,547	12,081,277
Reinvested	172,108	—
Redeemed	(3,575,661)	(10,289,046)

Net Increase (Decrease) in Shares	(1,294,006)	1,792,231
Shares Outstanding at Beginning of Period	27,375,754	25,583,523

Shares Outstanding at End of Period	26,081,748	27,375,754

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2013 (unaudited)		For the Fiscal Year Ended November 30, 2012	For the Period Ended November 30, 2011(1)
PER SHARE OPERATING PERFORMANCE NET ASSET VALUE, BEGINNING OF PERIOD	$9.33		$8.29	$10.00

Investment Operations
Net Investment Income (Loss)(2)	(0.04)		0.07	(0.02)
Net Realized and Unrealized Gain (Loss)on Investments	2.70		0.97	(1.69)

Total from Investment Operations	2.66		1.04	(1.71)

Dividends and Distributions
From Net Investment Income	(0.06)		—	—

Total Dividends and Distributions	(0.06)		—	—

Redemption Fees(2)	0.00	(3)	0.00 (3)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$11.93		$9.33	$8.29

TOTAL RETURN	28.70	%(4)	12.55%	(17.10	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$311,221		$255,430	$212,122
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.02	%(5)(6)	1.00%	1.00	%(6)
After Expenses Waived	1.02	%(5)(6)	0.92%	0.75	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.70	)%(6)	0.74%	(0.30	)%(6)
Portfolio Turnover Rate	35.89	%(4)	26.96%	41.60	%(4)

(1)	The Fund commenced operations on December 31, 2010.
(2)	Based on average shares outstanding.
(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	0.02% is attributable to interest expense incured outside of the 1.00% management fee.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2013 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Allocation Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek long-term total return. Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Fund may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith. As of May 31, 2013, fixed-income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level

14

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

2 of the fair value hierarchy at May 31, 2013, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

Short Sales: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

15

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2013 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 05/31/2013
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$113,337,147	$1,268,540	$114,605,687
Foreign Equity Securities*	16,302,387	—	16,302,387
Domestic Preferred Equity Securities*	36,040,885	—	36,040,885
Warrants*	83,578,446	—	83,578,446
U.S. Government Obligations	—	39,968,360	39,968,360
Money Market Funds	6,095,728	—	6,095,728
Miscellaneous Investments	15,070,059	—	15,070,059

TOTAL INVESTMENTS	$270,424,652	$41,236,900	$311,661,552

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the six months ended May 31, 2013.

There were no Level 3 investments at May 31, 2013 or November 30, 2012.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Warrants: The Fund’s investments in warrants as of May 31, 2013, are presented within the Schedule of Investments.

16

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

The Fund’s warrant positions during the six months ended May 31, 2013 had an average monthly market value of approximately $74,496,336.

As of May 31, 2013, the value of warrants with equity risk exposure of $88,500,076 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2013, the effect of the net change in unrealized appreciation of warrants with equity risk exposure held of $28,228,355 is included with the Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Translations on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2013 and the fiscal year ended November 30, 2012 amounted to $4,943 and $18,631, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions, other brokerage fees, and interest expenses during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying

17

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period December 29, 2010 to March 29, 2012. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the six months ended May 31, 2013, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2011, expiring November 30, 2014:	$424,124
For the period ended November 30, 2012, expiring November 30, 2015:	225,673

$649,797

The Manager earned $1,432,384 from the Fund for its services during the six months ended May 31, 2013.

Certain Directors and Officers of the Fund are also Members and Officers of the Manager.

Note 4. Investments

For the six months ended May 31, 2013, aggregated purchases and sales of investment securities other than short-term investments were as follows:

Purchases	Sales
$84,288,245	$101,838,858

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at May 31, 2013 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$246,088,520	$70,512,255	$(4,939,223)	$65,573,032

The difference between book basis and tax basis net unrealized appreciation, if any, is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2013.

18

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2013 (unaudited)

The Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2013	For the Fiscal Year Ended November 30, 2012
Dividends and Distributions paid from:
Ordinary Income	$1,630,876	$—

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Additional Information

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2012, are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

19

Officers of Fairholme Funds, Inc.

Bruce R. Berkowitz

President

Fred Fraenkel

Vice President

Wayne Kellner

Treasurer

Paul R. Thomson

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

Cesar L. Alvarez, Esq.

Terry L. Baxter

Bruce R. Berkowitz

Howard S. Frank

Avivith Oppenheim, Esq.

Leigh Walters, Esq.

Investment Manager

Fairholme Capital Management, L.L.C.

4400 Biscayne Boulevard

Miami, FL 33137

Transfer Agent, Fund Accountant and Administrator

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

1 Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Legal Counsel

Seward & Kissel LLP

901 K Street NW

Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 30, 2013

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date July 30, 2013

* Print the name and title of each signing officer under his or her signature.